CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON-CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2025
Cash, cash equivalents and other investments [Abstract]
Schedule of Other Investments

	As of December 31,
	2025	2024

(i) Other investments
Investments in debt instruments and other	59	22,823
Other investments	156	156

Other investments, net – Non-current	215	22,979

Schedule of Cash and Cash Equivalents

	As of December 31,
	2025	2024

(i) Other investments
Other deposits with maturity of more than three months	1,600,002	2,160,051

Other investments - Current	1,600,002	2,160,051

(ii) Cash and cash equivalents
Cash and banks	397,269	456,385
Restricted cash	2,838	2,746
Short-term bank deposits	332,317	413,965
Other deposits with maturity of less than three months	798,780	818,167

Cash and cash equivalents	1,531,204	1,691,263